Basic and diluted net earnings (loss) per share - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ 200,766	$ (253,231)	$ 111,620	$ 16,908
Series A and D preferred shares dividend	2,705	2,080	5,117	4,172
Net earnings (loss) attributable to common shareholders of AQN – basic	198,061	(255,311)	106,503	12,736
Net earnings (loss) attributable to common shareholders of AQN – diluted	$ 198,061	$ (255,311)	$ 106,503	$ 12,736
Weighted average number of shares
Basic (in shares)	701,593,792	687,847,010	695,700,444	688,277,615
Effect of dilutive securities (in shares)	2,360,493	0	2,039,030	2,838,682
Diluted (in shares)	703,954,285	687,847,010	697,739,474	691,116,297
Series A preferred shares
Class of Stock [Line Items]
Series A and D preferred shares dividend	$ 1,448	$ 1,142	$ 2,203	$ 2,290
Series D preferred shares
Class of Stock [Line Items]
Series A and D preferred shares dividend	$ 1,257	$ 938	$ 2,914	$ 1,882